SUPPLEMENTAL FINANCIAL INFORMATION (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (4,125)	$ (3,653)
Interest income
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	594	1,049
Interest expense
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(9)	0
Accretion expense-deferred revenue
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(3,203)	(3,314)
Accretion expense-post-employment benefits
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(70)	(72)
Accretion expense-reclamation obligations
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	(1,361)	$ (1,316)
Accretion expense-debt obligations
DisclosureOfFinanceIncomeExpenseLineItems [Line Items]
Finance income (expense)	$ (76)